Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Other Receivables [Abstract]
Schedule of Other Receivables
	December 31, 2024	December 31, 2023
	U.S. dollars in thousands
Advance to suppliers	$738	$-
Government agencies	60	29
Prepaid expenses	87	70
Other	104	137
	$989	$236